Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 21 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the year ended December 31, 2023,2022 and 2021:

Non-cash investing and financing activities:

	Year Ended December 31,
	2023	2022	2021
Reallocation of opening deficit to reserve	€(1,028,578)	€(267,222)	€53,947
Recognition of right-of-use assets	€19,353	€109,506	€49,682
Derecognition of right-of-use assets	€-	€34,777	€-

During the year ended December 31, 2023, 2022 and 2021, the Company paid interest of €404,093,€202,368 and €90,106 and income taxes of €0, €405,347 and €116,924, respectively.